Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.02%
Communication services: 2.05%
Media: 2.05%
Cardlytics Incorporated †	17,656	$ 2,241,076
Magnite Incorporated †	47,682	1,613,559
		3,854,635
Consumer discretionary: 8.91%
Auto components: 0.56%
Stoneridge Incorporated †	35,405	1,044,448
Diversified consumer services: 2.11%
Chegg Incorporated †	29,569	2,457,480
Mister Car Wash Incorporated †	70,252	1,512,526
		3,970,006
Hotels, restaurants & leisure: 1.22%
Playa Hotels & Resorts NV †	307,975	2,288,254
Internet & direct marketing retail: 2.23%
Etsy Incorporated †	13,014	2,678,802
Redbubble Limited †«	555,871	1,504,921
		4,183,723
Leisure products: 2.79%
Callaway Golf Company †	81,038	2,733,412
Games Workshop Group plc	15,877	2,503,743
		5,237,155
Financials: 4.40%
Banks: 0.81%
Banco Inter SA	20,500	238,393
Silvergate Capital Corporation Class A †	11,328	1,283,689
		1,522,082
Capital markets: 1.59%
Open Lending Corporation Class A †	69,162	2,980,191
Consumer finance: 0.42%
LendingTree Incorporated †	3,729	790,101
Insurance: 1.58%
Goosehead Insurance Incorporated Class A	23,332	2,970,164
Health care: 32.78%
Biotechnology: 11.08%
CareDx Incorporated †	33,984	3,110,216
Chimerix Incorporated †	105,140	841,120
CRISPR Therapeutics AG †	7,761	1,256,428
Deciphera Pharmaceuticals Incorporated †	23,401	856,711
IGM Biosciences Incorporated †	7,271	604,947
MaxCyte Incorporated †	113,840	1,414,124
Mirati Therapeutics Incorporated †	6,142	992,117
See accompanying notes to portfolio of investments

Wells Fargo Fundamental Small Cap Growth Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Natera Incorporated †	30,486	$ 3,461,076
ORIC Pharmaceuticals Incorporated †	30,548	540,394
Turning Point Therapeutics Incorporated †	13,441	1,048,667
Twist Bioscience Corporation †	16,435	2,189,964
Veracyte Incorporated †	35,991	1,438,920
Zai Lab Limited ADR †	12,404	2,195,384
Zentalis Pharmaceuticals Incorporated †	15,948	848,434
		20,798,502
Health care equipment & supplies: 9.40%
Axonics Modulation Technologies Incorporated †	29,631	1,878,902
Cryoport Incorporated †	30,976	1,954,586
Establishment Labs Holdings Incorporated †	11,093	968,863
Heska Corporation †	12,413	2,851,638
Inari Medical Incorporated †	34,966	3,261,628
Pulmonx Corporation †	33,543	1,479,917
Shockwave Medical Incorporated †	20,447	3,879,409
Treace Medical Concepts Incorporated †	43,943	1,373,658
		17,648,601
Health care providers & services: 5.64%
Amedisys Incorporated †	8,609	2,108,602
HealthEquity Incorporated †	39,081	3,145,239
Option Care Health Incorporated †	158,286	3,461,715
Progyny Incorporated †	31,524	1,859,916
		10,575,472
Health care technology: 5.38%
CVRx Incorporated †	50,430	1,412,040
Inspire Medical Systems Incorporated †	14,601	2,821,789
Phreesia Incorporated †	43,260	2,651,838
Schrodinger Incorporated †	24,438	1,847,757
Simulations Plus Incorporated	24,866	1,365,392
		10,098,816
Life sciences tools & services: 0.63%
Berkeley Lights Incorporated †	26,181	1,173,171
Pharmaceuticals: 0.65%
Arvinas Incorporated †	15,946	1,227,842
Industrials: 13.21%
Building products: 3.04%
Advanced Drainage Systems Incorporated	28,103	3,275,964
Trex Company Incorporated †	23,827	2,435,358
		5,711,322
Commercial services & supplies: 3.54%
Casella Waste Systems Incorporated Class A †	57,548	3,650,270
Tetra Tech Incorporated	24,458	2,984,854
		6,635,124
Construction & engineering: 1.22%
Construction Partners Incorporated Class A †	72,821	2,286,579
See accompanying notes to portfolio of investments

2  |  Wells Fargo Fundamental Small Cap Growth Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Electrical equipment: 1.24%
Allied Motion Technologies	67,352	$ 2,325,665
Machinery: 0.51%
Desktop Metal Incorporated †«	83,352	958,548
Road & rail: 1.63%
Saia Incorporated †	14,601	3,058,763
Trading companies & distributors: 2.03%
SiteOne Landscape Supply Incorporated †	22,543	3,815,628
Information technology: 31.33%
Electronic equipment, instruments & components: 3.86%
Littelfuse Incorporated	8,003	2,039,084
Nlight Incorporated †	62,302	2,260,317
Novanta Incorporated †	21,805	2,938,442
		7,237,843
IT services: 11.17%
Euronet Worldwide Incorporated †	14,175	1,918,586
Globant SA †	12,036	2,638,050
Keywords Studios plc †	70,520	2,429,003
MongoDB Incorporated †	6,598	2,385,309
Paymentus Holdings Incorporated A †	35,397	1,256,594
Paysafe Limited †«	153,540	1,859,369
Repay Holdings Corporation †	103,327	2,483,981
Shift4 Payments Incorporated Class A †	33,662	3,154,803
WNS Holdings Limited ADR †	35,627	2,845,528
		20,971,223
Semiconductors & semiconductor equipment: 2.05%
MKS Instruments Incorporated	13,807	2,456,956
Universal Display Corporation	6,293	1,399,123
		3,856,079
Software: 14.25%
Avalara Incorporated †	15,924	2,576,503
Bill.com Holdings Incorporated †	14,419	2,641,272
Cerence Incorporated †	26,208	2,796,656
Five9 Incorporated †	23,276	4,268,586
Jamf Holding Corporation †	70,749	2,375,044
LivePerson Incorporated †	48,789	3,085,416
Model N Incorporated †	68,885	2,360,689
Sprout Social Incorporated Class A †	33,345	2,981,710
Workiva Incorporated †	32,868	3,659,194
		26,745,070
Materials: 1.43%
Containers & packaging: 1.43%
Ranpak Holdings Corporation †	107,152	2,682,015
See accompanying notes to portfolio of investments

Wells Fargo Fundamental Small Cap Growth Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Real estate: 3.91%
Equity REITs: 3.91%
QTS Realty Trust Incorporated Class A	58,830	$ 4,547,559
Rexford Industrial Realty Incorporated	48,874	2,783,374
		7,330,933
Total Common stocks (Cost $120,351,847)		183,977,955

		Yield
Short-term investments: 3.59%
Investment companies: 3.59%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	1,981,280	1,981,280
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	4,767,093	4,767,093
Total Short-term investments (Cost $6,748,373)				6,748,373
Total investments in securities (Cost $127,100,220)	101.61%			190,726,328
Other assets and liabilities, net	(1.61)			(3,024,712)
Total net assets	100.00%			$187,701,616

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$5,017,845	$7,832,567	$(10,869,132)	$0	$0	$1,981,280		1,981,280	$346#
Wells Fargo Government Money Market Fund Select Class	672,531	28,785,148	(24,690,586)	0	0	4,767,093		4,767,093	248
				$0	$0	$6,748,373	3.59%		$594

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Fundamental Small Cap Growth Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Fundamental Small Cap Growth Fund  |  5

Notes to portfolio of investments—June 30, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,854,635	$0	$0	$3,854,635
Consumer discretionary	16,723,586	0	0	16,723,586
Financials	8,262,538	0	0	8,262,538
Health care	61,522,404	0	0	61,522,404
Industrials	24,791,629	0	0	24,791,629
Information technology	58,810,215	0	0	58,810,215
Materials	2,682,015	0	0	2,682,015
Real estate	7,330,933	0	0	7,330,933
Short-term investments
Investment companies	6,748,373	0	0	6,748,373
Total assets	$190,726,328	$0	$0	$190,726,328
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Fundamental Small Cap Growth Fund